Investment Risks	Oct. 28, 2026
HCM Sector Plus Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program and you should consider it just one part of your total investment program. Many factors affect the Fund’s net asset value and performance.

●	Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

●	Dividend-Paying Stock Risk: While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

●	Equity Securities Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	Investment Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. No assurance can be given that the Fund will be successful under all or any market conditions.

●	Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and have limited growth potential compared to smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Leverage Risk: The Underlying Funds in which the Fund may invest may use leverage including through use of a line of credit through a bank. Using leverage can magnify a mutual fund’s potential for gain or loss and therefore, amplify the effects of market volatility on a mutual fund’s share price.

●	Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

●	Options Risk: When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. When the Fund purchases a call option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value. The Fund is also exposed to default if any option writer is unwilling or unable to perform its contractual obligations to the Fund.

●	Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

●	Small and Medium Capitalization Stock Risk: The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

●	Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

●	Underlying Funds Risk: ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETFs and mutual fund shares may differ from their net asset value. Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

HCM Sector Plus Fund | Cash and Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

HCM Sector Plus Fund | Dividend-Paying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Dividend-Paying Stock Risk: While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

HCM Sector Plus Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

HCM Sector Plus Fund | Investment Model Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. No assurance can be given that the Fund will be successful under all or any market conditions.

HCM Sector Plus Fund | Large Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and have limited growth potential compared to smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

HCM Sector Plus Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Leverage Risk: The Underlying Funds in which the Fund may invest may use leverage including through use of a line of credit through a bank. Using leverage can magnify a mutual fund’s potential for gain or loss and therefore, amplify the effects of market volatility on a mutual fund’s share price.

HCM Sector Plus Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

HCM Sector Plus Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

HCM Sector Plus Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Risk: When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. When the Fund purchases a call option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value. The Fund is also exposed to default if any option writer is unwilling or unable to perform its contractual obligations to the Fund.

HCM Sector Plus Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

HCM Sector Plus Fund | Small and Medium Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Medium Capitalization Stock Risk: The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

HCM Sector Plus Fund | Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

HCM Sector Plus Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Funds Risk: ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETFs and mutual fund shares may differ from their net asset value. Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

HCM Tactical Plus Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

●	Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

●	Equity Securities Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	Investment Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. No assurance can be given that the Fund will be successful under all or any market conditions.

●	Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and have limited growth potential compared to smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Leverage Risk: The Underlying Funds in which the Fund may invest may use leverage including through use of a line of credit through a bank. Using leverage can magnify a mutual fund’s potential for gain or loss and therefore, amplify the effects of market volatility on a mutual fund’s share price.

●	Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

●	Options Risk: When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. When the Fund purchases a call option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value. The Fund is also exposed to default if an option writer is unwilling or unable to perform its contractual obligations to the Fund.

●	Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

●	Small and Medium Capitalization Stock Risk: The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

●	Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

●	Underlying Funds Risk: ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETFs and mutual fund shares may differ from their net asset value. Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

HCM Tactical Plus Fund | Cash and Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

HCM Tactical Plus Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

HCM Tactical Plus Fund | Investment Model Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. No assurance can be given that the Fund will be successful under all or any market conditions.

HCM Tactical Plus Fund | Large Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and have limited growth potential compared to smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

HCM Tactical Plus Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Leverage Risk: The Underlying Funds in which the Fund may invest may use leverage including through use of a line of credit through a bank. Using leverage can magnify a mutual fund’s potential for gain or loss and therefore, amplify the effects of market volatility on a mutual fund’s share price.

HCM Tactical Plus Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

HCM Tactical Plus Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

HCM Tactical Plus Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Risk: When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. When the Fund purchases a call option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value. The Fund is also exposed to default if an option writer is unwilling or unable to perform its contractual obligations to the Fund.

HCM Tactical Plus Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

HCM Tactical Plus Fund | Small and Medium Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Medium Capitalization Stock Risk: The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

HCM Tactical Plus Fund | Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

HCM Tactical Plus Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Funds Risk: ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETFs and mutual fund shares may differ from their net asset value. Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

HCM Multi-Asset Plus Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

●	Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

●	Duration Risk: Longer-term securities may be more sensitive to interest rate changes. Rising interest rates pose a heightened risk to a fund whose portfolios include longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates. If rates increase significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the increase in a security’s price.

●	Emerging Markets Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid. There may also be less reliable or publicly-available information about emerging markets due to non-uniform regulatory, auditing or financial recordkeeping standards, which could cause errors in the implementation of the Fund’s investment strategy. The Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies.

●	Equity Securities Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

●	Fixed Income Risk: When the Fund invests in fixed income securities, the value of an investment in the Fund will fluctuate with changes in interest rates. Typically, an increase in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. An increase in interest rates may result in the decline in the value of the bond investments held by the Fund.

●	Foreign Securities Risk: Because the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

●	Investment Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. No assurance can be given that the Fund will be successful under all or any market conditions.

●	Interest Rate Risk: The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates increase, the value of income producing instruments may decrease. This risk increases as the term of the note increases.

●	Junk Bonds Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and have limited growth potential compared to smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Leverage Risk: The Underlying Funds in which the Fund may invest may use leverage including through use of a line of credit through a bank. Using leverage can magnify a mutual fund’s potential for gain or loss and therefore, amplify the effects of market volatility on a mutual fund’s share price.

●	Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

●	Options Risk: When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. When the Fund purchases a call option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value. The Fund is also exposed to default if an option writer is unwilling or unable to perform its contractual obligations to the Fund.

●	Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

●	Small and Medium Capitalization Stock Risk: The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

●	Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

●	Underlying Funds Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF shares may differ from their net asset value. Each investment company is subject to specific risks, depending on the nature of the fund.

HCM Multi-Asset Plus Fund | Cash and Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

HCM Multi-Asset Plus Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

HCM Multi-Asset Plus Fund | Investment Model Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. No assurance can be given that the Fund will be successful under all or any market conditions.

HCM Multi-Asset Plus Fund | Large Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and have limited growth potential compared to smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

HCM Multi-Asset Plus Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Leverage Risk: The Underlying Funds in which the Fund may invest may use leverage including through use of a line of credit through a bank. Using leverage can magnify a mutual fund’s potential for gain or loss and therefore, amplify the effects of market volatility on a mutual fund’s share price.

HCM Multi-Asset Plus Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

HCM Multi-Asset Plus Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

HCM Multi-Asset Plus Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Risk: When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. When the Fund purchases a call option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value. The Fund is also exposed to default if an option writer is unwilling or unable to perform its contractual obligations to the Fund.

HCM Multi-Asset Plus Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

HCM Multi-Asset Plus Fund | Small and Medium Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Medium Capitalization Stock Risk: The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

HCM Multi-Asset Plus Fund | Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

HCM Multi-Asset Plus Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Funds Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF shares may differ from their net asset value. Each investment company is subject to specific risks, depending on the nature of the fund.

HCM Multi-Asset Plus Fund | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Duration Risk: Longer-term securities may be more sensitive to interest rate changes. Rising interest rates pose a heightened risk to a fund whose portfolios include longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates. If rates increase significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the increase in a security’s price.

HCM Multi-Asset Plus Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid. There may also be less reliable or publicly-available information about emerging markets due to non-uniform regulatory, auditing or financial recordkeeping standards, which could cause errors in the implementation of the Fund’s investment strategy. The Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies.

HCM Multi-Asset Plus Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Risk: When the Fund invests in fixed income securities, the value of an investment in the Fund will fluctuate with changes in interest rates. Typically, an increase in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. An increase in interest rates may result in the decline in the value of the bond investments held by the Fund.

HCM Multi-Asset Plus Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk: Because the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

HCM Multi-Asset Plus Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk: The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates increase, the value of income producing instruments may decrease. This risk increases as the term of the note increases.

HCM Multi-Asset Plus Fund | Junk Bonds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Junk Bonds Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

HCM Dynamic Income Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

●	Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

●	Convertible Bond Risk: Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to fixed income security risks and conversion value-related equity risk. Convertible bonds are similar to other fixed-income securities because they usually pay a fixed interest rate and are obligated to repay principal on a given date in the future.

●	Debt Instrument Risk: The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date.

●	Duration Risk: Longer-term securities may be more sensitive to interest rate changes. Rising interest rates pose a heightened risk to a fund whose portfolio includes longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates. If rates increase significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the increase in a security’s price.

●	Equity Securities Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

●	Fixed Income Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, an increase in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. An increase in interest rates may result in the decline in the value of the bond investments held by the Fund.

●	Foreign Securities Risk: Because the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

●	Futures Contracts Risk: The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures contracts require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage.

●	Government-Sponsored Entities Risk: The Fund invests in securities issued or guaranteed by government-sponsored entities, but these securities may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

●	Hedging Risk: When the Adviser believes market conditions are unfavorable, the Adviser may attempt to “hedge” with defensive positions and strategies including, for example, holding substantial positions in lower-yield fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds. There can be no assurance that the Fund’s hedging strategy will reduce the risk of the Fund’s investments.

●	Interest Rate Risk: The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates increase, the value of income producing instruments may decrease. This risk increases as the term of the note increases.

●	Inverse ETF Risk: Investing in inverse ETFs may result in increased volatility and will magnify the Fund’s losses or gains. Inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains. Inverse ETFs may be ineffective hedging vehicles because their price changes may not be highly correlated to the Fund’s assets they are intended to hedge. Inverse ETFs are funds designed to increase in price when stock prices are falling. Inverse funds seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark. Most inverse ETFs reset daily (meaning they aim to achieve their stated objective daily). Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect. During periods of market volatility, inverse ETFs may not perform as expected.

●	Investment Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. No assurance can be given that the Fund will be successful under all or any market conditions.

●	Junk Bonds Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and have limited growth potential compared to smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Leverage Risk: The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

●	Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

●	Options Risk: When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. When the Fund purchases a call option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value. The Fund is also exposed to default if an option writer is unwilling or unable to perform its contractual obligations to the Fund.

●	Options on Futures Contracts Risk: The Fund may enter into options on futures contracts. An option on a futures contract gives the buyer, in return for the premium paid, the right (but not the obligation) to either buy or sell the underlying futures contract during a certain period of time for a fixed price. The writing of a put or call option on a futures contract involves risks similar to the risks applicable to the purchase or sale of futures contracts.

●	Short Position Risk: The Fund’s short positions may result in a loss if the price of the short position instruments rises and it costs more to replace the short positions. In contrast to the Fund’s long positions, for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund’s short positions is potentially large. Market factors may prevent the Fund from closing out a short position at the most desirable time or at a favorable price.

●	Small and Medium Capitalization Stock Risk: The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

●	Structured Notes Risk: Structured notes are typically issued by banks or brokerage firms, and have interest and/or principal payments which are linked to changes in the price level of certain assets or to the price performance of certain indices. The value of a structured note is influenced by time to maturity, level of supply and demand for this type of note, interest rate and market volatility, changes in the issuer’s credit quality rating, and economic, legal, or political events that affect the industry. Structured notes may involve leverage risk, tracking risk and issuer default risk. In addition, there may be a lag between a change in the value of the underlying reference asset and the value of the structured note. Structured notes may also be subject to counterparty risk. The Fund may also be exposed to increased transaction costs when it seeks to sell such notes in the secondary market.

●	Swaps Risk: A counterparty to a swap agreement may default on its obligation to pay the Fund and the Fund may not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money.

●	Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

●	Underlying Funds Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF shares may differ from their net asset value. Each investment company is subject to specific risks, depending on the nature of the fund.

HCM Dynamic Income Fund | Cash and Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

HCM Dynamic Income Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

HCM Dynamic Income Fund | Investment Model Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. No assurance can be given that the Fund will be successful under all or any market conditions.

HCM Dynamic Income Fund | Large Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and have limited growth potential compared to smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

HCM Dynamic Income Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Leverage Risk: The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

HCM Dynamic Income Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

HCM Dynamic Income Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

HCM Dynamic Income Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Risk: When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. When the Fund purchases a call option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value. The Fund is also exposed to default if an option writer is unwilling or unable to perform its contractual obligations to the Fund.

HCM Dynamic Income Fund | Small and Medium Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Medium Capitalization Stock Risk: The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

HCM Dynamic Income Fund | Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

HCM Dynamic Income Fund | Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Funds Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF shares may differ from their net asset value. Each investment company is subject to specific risks, depending on the nature of the fund.

HCM Dynamic Income Fund | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Duration Risk: Longer-term securities may be more sensitive to interest rate changes. Rising interest rates pose a heightened risk to a fund whose portfolio includes longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates. If rates increase significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the increase in a security’s price.

HCM Dynamic Income Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, an increase in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. An increase in interest rates may result in the decline in the value of the bond investments held by the Fund.

HCM Dynamic Income Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk: Because the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

HCM Dynamic Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk: The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates increase, the value of income producing instruments may decrease. This risk increases as the term of the note increases.

HCM Dynamic Income Fund | Junk Bonds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Junk Bonds Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

HCM Dynamic Income Fund | Convertible Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Convertible Bond Risk: Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to fixed income security risks and conversion value-related equity risk. Convertible bonds are similar to other fixed-income securities because they usually pay a fixed interest rate and are obligated to repay principal on a given date in the future.

HCM Dynamic Income Fund | Debt Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Debt Instrument Risk: The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date.

HCM Dynamic Income Fund | Futures Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Futures Contracts Risk: The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures contracts require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage.

HCM Dynamic Income Fund | Government-Sponsored Entities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Government-Sponsored Entities Risk: The Fund invests in securities issued or guaranteed by government-sponsored entities, but these securities may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

HCM Dynamic Income Fund | Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Hedging Risk: When the Adviser believes market conditions are unfavorable, the Adviser may attempt to “hedge” with defensive positions and strategies including, for example, holding substantial positions in lower-yield fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds. There can be no assurance that the Fund’s hedging strategy will reduce the risk of the Fund’s investments.

HCM Dynamic Income Fund | Inverse ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inverse ETF Risk: Investing in inverse ETFs may result in increased volatility and will magnify the Fund’s losses or gains. Inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains. Inverse ETFs may be ineffective hedging vehicles because their price changes may not be highly correlated to the Fund’s assets they are intended to hedge. Inverse ETFs are funds designed to increase in price when stock prices are falling. Inverse funds seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark. Most inverse ETFs reset daily (meaning they aim to achieve their stated objective daily). Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect. During periods of market volatility, inverse ETFs may not perform as expected.

HCM Dynamic Income Fund | Options on Futures Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options on Futures Contracts Risk: The Fund may enter into options on futures contracts. An option on a futures contract gives the buyer, in return for the premium paid, the right (but not the obligation) to either buy or sell the underlying futures contract during a certain period of time for a fixed price. The writing of a put or call option on a futures contract involves risks similar to the risks applicable to the purchase or sale of futures contracts.

HCM Dynamic Income Fund | Short Position Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Short Position Risk: The Fund’s short positions may result in a loss if the price of the short position instruments rises and it costs more to replace the short positions. In contrast to the Fund’s long positions, for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund’s short positions is potentially large. Market factors may prevent the Fund from closing out a short position at the most desirable time or at a favorable price.

HCM Dynamic Income Fund | Structured Notes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Structured Notes Risk: Structured notes are typically issued by banks or brokerage firms, and have interest and/or principal payments which are linked to changes in the price level of certain assets or to the price performance of certain indices. The value of a structured note is influenced by time to maturity, level of supply and demand for this type of note, interest rate and market volatility, changes in the issuer’s credit quality rating, and economic, legal, or political events that affect the industry. Structured notes may involve leverage risk, tracking risk and issuer default risk. In addition, there may be a lag between a change in the value of the underlying reference asset and the value of the structured note. Structured notes may also be subject to counterparty risk. The Fund may also be exposed to increased transaction costs when it seeks to sell such notes in the secondary market.

HCM Dynamic Income Fund | Swaps Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Swaps Risk: A counterparty to a swap agreement may default on its obligation to pay the Fund and the Fund may not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money.